Short-Term Borrowings - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Aug. 30, 2012
Line Of Credit Facility [Line Items]
Fund-based and non-fund-based credit facilities limits available		$ 14,311,000	$ 15,064,000	$ 15,382,000
Utilization of credit facility for non fund-based usage		7,312,000	7,900,000	10,980,000
Credit facility, amount utilized		276,073,000	170,978,000	160,978,000
Short-term borrowings		$ 275,000,000	$ 170,000,000	$ 160,000,000	$ 15,000,000
Revolving credit facility, expiration month and year		2020-06	2020-06
Margin over LIBOR	1.50%	1.50%	1.50%	1.50%
Percentage of commitment fee		0.25%	0.25%	0.25%
Line of credit covenant condition		The credit agreement contains certain customary covenants, including a maximum leverage covenant and a minimum interest coverage ratio.	The credit agreement contains certain customary covenants, including a maximum leverage covenant and a minimum interest coverage ratio.
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity		$ 350,000,000	$ 350,000,000			$ 250,000,000
Non-Fund-Based Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, amount utilized		$ 1,073,000	$ 978,000	$ 978,000
Fund-Based Credit Facility
Line Of Credit Facility [Line Items]
Margin over LIBOR		1.50%	1.50%	1.50%